INCOME TAXES - Components of the provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
State	$ 1,400	$ 830
Total current tax provision	1,400	830
Deferred
Total provision for income taxes	$ 1,400	$ 830